UNITES STATES
              SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

                                   FORM 13F

   INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGE~RS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

  Report for the Calendar Year or Quarter Ended _____September 30, 2001________

               (Please read instructions before preparing form.)

If amended report check here:
_________Parnassus Investments______________________________
Name of Institutional Investment Manager

__One Market, Steuart Tower - Suite #1600, San Francisco, CA 94105____________
Business Address        (Street)           (City)     (State) (ZIP)

_________Bryant Cherry, Vice President__________________(415) 778-0200__________
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                                      ATTENTION
Intentional misstatements or omissions of facts constitute Federal Criminal Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of______San Francisco______and State of ____California_____on the ___12_ dav of__November___, 2001

                                                 ___Parnassus Investments_______
                                      (Name of Institutional Investment Manager)


  (Manual Signature of Person Duly Authorized to Submit This Report)


Item 1: Name of Issuer        Item 2:         Item 3:       Item 4:     Item 5: Shares  Item 6:          Item 7:      Item 8  Voting
                              Title of Class  CUSIP Number  Fair Market of Principal    Investment       Managers     Authority
                                                            Value       Amount          Discretion                    (Shares)
                                                                                        (a) Sole   (b)    (c)   (a) Sole   (b)  (c)
Adobe Systems, Inc.            Common Stock   00724F101      5,755       240,000        X                               240,000
Adaptec. Inc.                  Common Stock   00651F108      8,803      1,120,000       X                              1,120,000
Autodesk, Inc.                 Common Stock   052769106      3,687       115,000        X                               115,000
American International Group   Common Stock   026874107       312         4,000         X                                4,000
Inc.
Amgen, Inc.                    Common Stock   031162100       411         7,000         X                                7,000
AGL Resources, Inc.            Common Stock   001204106       200        10,000         X                                10,000
Avocent Corporation            Common Stock   053893103      1,949       131,000        X                               131,000
Becton Dickinson & Company     Common Stock   075887109       296         8,000         X                                8,000
Baldor Electric                Common Stock   057741100      2,166       109,100        X                               109,100
Bob Evans Farms, Inc.          Common Stock   096761101       271        15,000         X                                15,000
Ciena Corporation              Common Stock   171779101      2,933       285,000        X                               285,000
Cisco Systems Inc.             Common Stock   17275R102      6,151       505,000        X                               505,000
Deluxe Corporation             Common Stock   248019101       345        10,000         X                                10,000
Genentech, Inc.                Common Stock   368710406      6,952       158,000        X                               158,000
EMC Corporation                Common Stock   268648102      3,643       310,000        X                               310,000
Federal National Mortgage      Common Stock   313586109      26,020      325,000        X                               325,000
Assoc.
Federal Home Loan Mortgage     Common Stock   313400301      24,245      373,000        X                               373,000
Gannett Company                Common Stock   364730101       301         5,000         X                                5,000
Guidant Corporation            Common Stock   401698105       462        12,000         X                                12,000
Golden West Financial          Common Stock   381317106       349         6,000         X                                6,000
Corporation
Corning Inc.                   Common Stock   219350105      2,381       270,000        X                               270,000
Gap, Inc.                      Common Stock   364760108      2,510       210,000        X                               210,000
Heinz (H.J.) Company           Common Stock   423074103       422        10,000         X                                10,000
International Business         Common Stock   459200101       277         3,000         X                                3,000
Machines Corp.
Intel Corporation              Common Stock   458140100      7,137       350,000        X                               350,000
Illinois Tool Works            Common Stock   452308109      1,894       35,000         X                                35,000
Johnson & Johnson              Common Stock   478160104      2,770       50,000         X                                50,000
KeySpan Corporation            Common Stock   49337W100       499        15,000         X                                15,000
LSI Logic Corporation          Common Stock   502161102      1,772       150,800        X                               150,800
Mentor Graphics Corporation    Common Stock   587200106      6,614       480,000        X                               480,000
Marsh & McLennan Companies,    Common Stock   571748102       290         3,000         X                                3,000
Inc.
Merck & Company, Inc.          Common Stock   589331107       233         3,500         X                                3,500
Mylan Laboratories             Common Stock   628530107       261         8,000         X                                8,000
Bank One Corporation           Common Stock   06423A103       755        24,000         X                                24,000
PETsMART, Inc.                 Common Stock   716768106      11,616     1,650,000       X                              1,650,000
Redback Networks, Inc.         Common Stock   757209101      3,009      2,075,000       X                              2,075,000
Schwab (Charles) Corporation   Common Stock   808513105      7,360       640,000        X                               640,000
SonicWALL, Inc.                Common Stock   835470105       653        55,000         X                                55,000
St. Paul Companies, Inc.       Common Stock   792860108       206         5,000         X                                5,000
UGI Corporation                Common Stock   902681105       271        10,000         X                                10,000
Vitesse Semiconductor          Common Stock   928497106      2,596       335,000        X                               335,000
Corporation
WD-40 Company                  Common Stock   929236107       206        10,000         X                                10,000
Wells Fargo Company            Common Stock   949740104       445        10,000         X                                10,000
Whirlpool Corporation          Common Stock   963320106       221         4,000         X                                4,000
Washington Mutual, Inc.        Common Stock   939322103      1,443       37,500         X                                37,500
Adaptec Inc. Convertible        Convertible   00651FAC2      1,779      2,000,000       X                              2,000,000
                                   Bond
Central Garden & Pet            Convertible   153527AC0      1,608      1,900,000       X                              1,900,000
                                   Bond
Juniper Networks                Convertible   48203RAA2       921       1,500,000       X                              1,500,000
                                   Bond
LSI Logic Convertible           Convertible   502161AE2      1,626      2,000,000       X                              2,000,000
                                   Bond
Quantum Corporation             Convertible   747906AC9       851       1,000,000       X                              1,000,000
Convertible                        Bond
Radisys Corporation             Convertible   750459AB5       643       1,000,000       X                              1,000,000
Convertible                        Bond
Redback Networks Convertible    Convertible   757209AB7      4,869     14,000,000       X                              14,000,000
                                   Bond
                 GRAND TOTALS                                      $163,289

